Offerings	Jun. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9992
Maximum Aggregate Offering Price	$ 749,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,733.14
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99634
Maximum Aggregate Offering Price	$ 747,255,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,404.74
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.